ACCOUNTS AND BILLS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS AND BILLS RECEIVABLE, NET
ACCOUNTS AND BILLS RECEIVABLE, NET

7.                                      ACCOUNTS AND BILLS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31, 2010	As of December 31, 2011
Accounts receivable	$161,607	$239,624
Less: allowance for doubtful accounts	(20,057)	(22,593)
	141,550	217,031
Bills receivable	3,572	7,102
Bills receivable endorsed to suppliers with recourse for the settlement of purchases	54,848	36,006
	58,420	43,108
	$199,970	$260,139

Certain accounts receivable were pledged to secure credit facilities granted to a subsidiary in 2011. The carrying amount of accounts receivable pledged as of December 31, 2011 was $157,276.

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charged during the year	Written-off	Balance at end of the year
2010	$9,808	$10,249	$—	$20,057
2011	$20,057	$2,536	$—	$22,593

The allowance provided for the year 2010 was mainly due to the provision for one customer who failed to meet the repayment schedule. All bills receivable are derived from the sale under the normal course of operation. No allowance was provided against bills receivable secured by issuing banks.